Exhibit 99.08

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2021-J2
Start - End Dates:	1/2021 - 6/2021

Conditions Report 2.0

Loans in Report:	139
Loans with Conditions:	95

0 - Total Active Conditions

220 - Total Satisfied Conditions

142 - Credit Review Scope
8 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Application
5 - Category: Assets
6 - Category: Credit/Mtg History
7 - Category: DTI
32 - Category: HMDA
29 - Category: Income/Employment
2 - Category: Insurance
17 - Category: Legal Documents
27 - Category: Terms/Guidelines
7 - Category: Title
12 - Property Valuations Review Scope
8 - Category: Appraisal
3 - Category: FEMA
1 - Category: Property
66 - Compliance Review Scope
31 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Borrower's Interest
3 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: Federal Consumer Protection
7 - Category: Right of Rescission
1 - Category: State Consumer Protection
20 - Category: TILA/RESPA Integrated Disclosure
13 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Income/Employment
4 - Property Valuations Review Scope
3 - Category: Appraisal
1 - Category: FEMA
8 - Compliance Review Scope
3 - Category: Federal Consumer Protection
1 - Category: RESPA
4 - Category: Right of Rescission

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